34. Finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DisclosureFinanceDebtLineItems [Line Items]
Financing	$ 53,888	$ 63,260
Finance debt, current	4,186	4,469
Finance debt, non-current	49,702	58,791
BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Financing	8,854	10,730
Abroad [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing	45,034	52,530
Banking market [member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Financing	5,016	5,322
Banking market [member] | Abroad [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing	13,581	16,555
Capital market [member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Financing	2,512	3,468
Capital market [member] | Abroad [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing	27,625	32,476
Development banks [member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Financing	1,315	1,927
Development banks [member] | Abroad [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing	201	40
Other Debt [member] | BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Financing	11	13
Other Debt [member] | Abroad [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing	203	226
Export Credit Agencies [member] | Abroad [member]
DisclosureFinanceDebtLineItems [Line Items]
Financing	$ 3,424	$ 3,233